Related Party Transactions - Schedule of Transactions With Related Parties (Details) ¥ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Related Party Transaction [Line Items]
Services provided to related party			¥ 266	¥ 2,544
Shenzhen Weixunyitong Information Technology Co Ltd
Related Party Transaction [Line Items]
Services provided to related party				1,002
Services received from related party			11,600	20,909
Office premises leased from related party				475
Guangzhou Tianlang Network Technology Co Ltd
Related Party Transaction [Line Items]
Services provided to related party			¥ 266	¥ 1,542